MATURITY OF FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Maturity Of Financial Assets And Liabilities
Schedule of assets and liabilities maturities

As of December 31, 2018 and 2017, the detail of the maturities of assets and liabilities is as follows:

As of December 31, 2018	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	2,065,411	-	-	-	2,065,411	-	-	-	-	2,065,411
Cash items in process of collection	353,757	-	-	-	353,757	-	-	-	-	353,757
Financial assets held for trading	-	1,064	-	11,642	12,706	16,331	20,080	27,924	64,335	77,041
Investments under resale agreements	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	-	111,268	128,024	543,722	783,014	723,622	552,133	1,041,866	2,317,621	3,100,635
Loans and accounts receivables at amortised cost (*)	238,212	3,295,003	2,323,442	4,880,726	10,737,383	5,474,289	3,236,349	10,765,393	19,476,031	30,213,414
Loans and account receivable at fvoci (**)	-	-	-	25,294	25,294	4,949	-	38,451	43,400	68,694
Debt instruments at fvoci	-	2,391,329	-	1	2,391,330	86	-	2,907	2,993	2,394,323
Equity instruments at fvoci	-	-	-	-	-	-	-	483	483	483
Guarantee deposits (margin accounts)	170,232	-	-	-	170,232	-	-	-	-	170,232
Total financial assets	2,827,612	5,798,664	2,451,466	5,461,385	16,539,127	6,219,277	3,808,562	11,877,024	21,904,863	38,443,990

Financial liabilities
Deposits and other demand liabilities	8,741,417	-	-	-	8,741,417	-	-	-	-	8,741,417
Cash items in process of being cleared	163,043	-	-	-	163,043	-	-	-	-	163,043
Obligations under repurchase agreements	-	48,545	-	-	48,545	-	-	-	-	48,545
Time deposits and other time liabilities	122,974	5,248,418	4,108,556	3,326,199	12,806,147	191,547	6,137	63,988	261,672	13,067,819
Financial derivative contracts	-	131,378	120,361	349,551	601,290	495,789	471,185	949,464	1,916,438	2,517,728
Interbank borrowings	39,378	16,310	404,575	1,188,692	1,648,955	139,671	-	-	139,671	1,788,626
Issued debt instruments	-	71,465	39,267	745,830	856,562	2,431,849	1,549,743	3,277,079	7,258,670	8,115,233
Other financial liabilities	179,681	934	2,412	22,844	205,871	9,261	92	176	9,529	215,400
Guarantees received (margin accounts)	540,091	-	-	-	540,091	-	-	-	-	540,091
Total financial liabilities	9,786,584	5,517,050	4,675,171	5,633,116	25,611,921	3,268,117	2,027,157	4,290,707	9,585,981	35,197,902

(*)	Loans and accounts receivables at amortised cost are presented on a gross basis. The amount of allowance is Ch$882,414 million.
(**)	Loans and accounts receivables at fvoci are presented on a gross basis. The amount of allowance is Ch$106 milion

As of December 31, 2017	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	1,452,922	-	-	-	1,452,922	-	-	-	-	1,452,922
Cash items in process of collection	668,145	-	-	-	668,145	-	-	-	-	668,145
Trading investments	-	72,983	4,024	68,277	145,284	110,824	90,507	139,121	340,452	485,736
Investments under resale agreements	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	-	135,780	198,876	410,415	745,071	385,428	371,090	737,058	1,493,576	2,238,647
Interbank loans (*)	-	6,064	152,911	3,710	162,685	-	-	-	-	162,685
Loans and accounts receivables from customers (**)	769,823	2,206,734	2,288,372	4,348,975	9,613,904	5,187,501	2,938,326	9,823,498	17,949,325	27,563,229
Available for sale investments	-	58,850	11,788	102,600	173,238	556,289	975,372	869,647	2,401,308	2,574,546
Guarantee deposits (margin accounts)	323,767	-	-	-	323,767	-	-	-	-	323,767
Total financial assets	3,214,657	2,480,411	2,655,971	4,933,977	13,285,016	6,240,042	4,375,295	11,569,324	22,184,661	35,469,677

Financial liabilities
Deposits and other demand liabilities	7,768,166	-	-	-	7,768,166	-	-	-	-	7,768,166
Cash items in process of being cleared	486,726	-	-	-	486,726	-	-	-	-	486,726
Obligations under repurchase agreements	-	268,061	-	-	268,061	-	-	-	-	268,061
Time deposits and other time liabilities	121,479	5,120,171	4,201,271	2,299,018	11,741,939	106,833	2,811	62,362	172,006	11,913,945
Financial derivative contracts	-	144,410	196,444	356,288	697,142	378,582	358,358	705,406	1,442,346	2,139,488
Interbank borrowings	4,130	46,013	397,419	1,030,241	1,477,803	220,554	-	-	220,554	1,698,357
Issued debt instruments	-	21,043	55,119	274,239	350,401	1,727,571	2,104,771	2,910,910	6,743,252	7,093,653
Other financial liabilities	177,663	701	2,583	31,879	212,826	27,581	404	1,219	29,204	242,030
Guarantees received (margin accounts)	408,313	-	-	-	408,313	-	-	-	-	408,313
Total financial liabilities	8,966,477	5,600,399	4,852,836	3,991,665	23,411,377	2,461,121	2,466,344	3,679,897	8,607,362	32,018,739

(*)	Interbank loans are presented on a gross basis, The amount of allowance is Ch$472 million,

(**)	Loans and accounts receivables from customers are presented on a gross basis, Provisions amounts according totype of loan are detailed as follows: Commercial loans Ch$ 437,863 million, Mortgage loans Ch$ 69,066 million, and Consumer loans Ch$ 283,756 million,